Income Taxes	8 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong and PRC. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. Under the current Samoa law, subsidiary incorporated in Samoa is not subject to income tax as it has no business operations in Samoa. The subsidiary operating in Macao is exempted from income taxes as it is a qualified 58/99/M company. The subsidiaries operating in Thailand are subject to corporate income tax whereas Broadway Precision (Thailand) Co., Ltd. is exempted from corporate income tax for six years under Board of Investment privilege, and Broadway Industries (Thailand) Co., Ltd. is subject to corporate income tax at a rate of 23% under Board of Investment. The subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5%, 16.5% and 16.5% for the years ended April 30, 2010, 2011 and 2012, and the period ended December 31, 2012 to the estimated income earned in or derived from Hong Kong if applicable.

Enterprise income tax in the PRC was generally charged at 33% of the assessable profit prior to January 1, 2008. From January 1, 2008, with the effect of the new PRC Enterprise Income Tax Law and Implementation Rules (“EIT Law”), the enterprise income tax rate on all domestic-invested enterprises and foreign investment enterprises in the PRC has been reduced from the rate of 33% to 25%, unless they qualify for certain exemptions.

Two of the PRC subsidiaries, Dongguan Sun Chuen and Heyuan Sun Line, were granted with a five-year grandfather period in accordance with the PRC tax regulation, “GuoShuiFa (2007) No. 39” issued in 2007. Under the new EIT Law, they continued to entitle to a full exemption for two years starting from the first profit-making year followed by a 50% exemption for the next three years. For Dongguan Sun Chuen, the grandfather period started from January 1, 2007 as this was the first profit-making year and expired on December 31, 2011. Heyuan Sun Line had not been making profit so far, under the new EIT Law, the five-year grandfather period was deemed started on January 1, 2008 and expired on December 31, 2012 .

The Company operated two processing factories in China for its manufacturing operations. Dongguan Sun Line Processing Factory and Shenzhen Broadway Processing Factory which are located in Dongguan and Shenzhen respectively.

Dongguan Sun Line Processing Factory was conducted pursuant to the processing agreement entered into between Sun Line Industrial Limited, which is incorporated in Hong Kong, and the PRC counterparty approved by Dongguan City Foreign Trade and Economic Cooperation Bureau.

Under the processing agreement, Sun Line Industrial Limited is not considered by local tax authorities to be doing business in China. Accordingly, it is not subject to local taxes in China. The PRC company is responsible for paying taxes it incur as a result of its operation under the processing agreement.

In accordance with the Hong Kong Inland Revenue Departmental (“IRD”) Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong under the processing agreement has been determined is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been based on such tax relief.

From January 2013, Dongguan Sun Line Processing Factory was merged its operations into Dongguan Sun Chuen, which will be subject to the enterprise income tax rate of 25% of the assessable profit.

Shenzhen Broadway Processing Factory is conducted pursuant to the processing agreement entered into between Broadway Industrial Holdings Limited (“Broadway Industrial (BVI)”), which is incorporated in BVI, and the PRC counterparty approved by Shenzhen City Baoan District Economic Development Bureau. Broadway Precision Technology Ltd, incorporated in BVI, took up the role of Broadway Industrial Holdings Limited under the processing agreement in December 2011.

Due to the complexity involved with certain tax matters, the Company has engaged an independent tax advisor to perform assessment in accordance with FASB ASC 740 “Income Taxes” during the year. The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalty as estimated which relate to tax years still subject to review by taxing authorities. Review periods remain open until the statute of limitations has passed.

Based on the operation of Broadway Industrial (BVI), the PRC tax bureau may take the position that it has a permanent establishment in the PRC. Accordingly, Broadway Industrial (BVI) is subject to enterprise income tax at a rate of 25% on the net profits attributable to the permanent establishment in the PRC. As such, Broadway Industrial (BVI) provided income tax provisions at 25%.

From December 2012, the operations of Shenzhen Broadway Processing Factory was taken over by a newly established PRC subsidiary, Broadway Precision (Shenzhen) Co., Ltd., which will be subject to the enterprise income tax rate of 25% of the assessable profit.

Similarly, the PRC tax bureau may also take the position that New Skill Holdings Limited has a permanent establishment in the PRC through its import processing arrangement with its subsidiary, Dongguan Sun Chuen. Accordingly, New Skill Holdings Limited provided income tax provisions at 25% on the net profits attributable to the permanent establishment in the PRC.

Uncertain tax positions of all PRC subsidiaries have been also assessed and in the opinion of the independent tax advisor, there are no significant uncertain tax positions except for the transactions in between the PRC subsidiaries and their holding companies being subject to transfer pricing rulings in the PRC. The Company has evaluated the possibility of being charged with the under pricing arrangement by the relevant authorities. Accordingly, provision has been made for the estimated transfer pricing tax liabilities.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated to HK$963 on the consolidated balance sheets as at December 31, 2012. The Company had no significant unrecognized tax benefits at April 2012 and December 2012.

As of April 30, 2011, 2012 and December 31, 2012, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended April 30,			8-month Period ended December 31,
	2010	2011	2012	2012
	HK$	HK$	HK$	HK$

Current tax
- Hong Kong	10,499	2,695	2,985	1,800
- PRC	-	30,411	13,826	4,276
Deferred tax	358	-	-	(2,732)
	10,857	33,106	16,811	3,344

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

		Year ended April 30,		8-month Period ended December 31,
	2010	2011	2012	2012
	HK$	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	(3,795)	3,842	2,990	1,747
Effect of different tax rates in other jurisdictions	11,625	42,800	13,676	1,544
Effect of income not chargeable for tax purpose	(12,192)	(70,292)	(21)	(6)
Effect of expenses not deductible for tax purpose	16,797	56,740	818	19
Tax effect of unused tax losses not recognized	(1,578)	16	-	40
Over provision in previous years		-	(652)	-
	10,857	33,106	16,811	3,344

The components of deferred tax asset (liability) recognized are as follows:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Deferred tax asset (liability):
Net operating loss carry forwards	(15,156)	-	-
Accelerated tax depreciation	-	(15,156)	(11,629)
Others	-	652	-

Net deferred tax asset (liability)	(15,156)	(14,504)	(11,629)